Fair Value - Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		$ 544,957	$ 544,957
Change in fair value		(6,312)	(6,312)	$ (17,087)
Recurring Basis [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		544,957	544,957
Level 3 [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		544,957	544,957
Level 3 [Member] | Recurring Basis [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		$ 544,957	544,957
Initial valuation of derivative liabilities for debt conversion				333,333
Derivative Liability Established at Debt Extinguishment				194,537
Change in fair value			6,312	$ 17,087
Extinguishment of convertible notes payable			$ (551,269)